DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All China Equity ETF

February 28, 2021 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 58.4%
Communication Services - 14.0%
Alibaba Pictures Group Ltd.*	82,986	$11,553
Autohome, Inc., ADR(a)	422	48,125
Baidu, Inc., ADR*	1,827	517,881
Bilibili, Inc., ADR*	799	100,650
China Literature Ltd., 144A*	1,882	17,541
China Tower Corp. Ltd., Class H, 144A	312,915	46,792
HUYA, Inc., ADR*(a)	455	11,989
iQIYI, Inc., ADR*(a)	1,575	39,895
JOYY, Inc., ADR(a)	407	47,985
Kuaishou Technology, 144A*	1,351	53,780
Momo, Inc., ADR	1,161	18,390
NetEase, Inc., ADR	2,814	309,118
SINA Corp.*	347	14,980
Tencent Holdings Ltd.	38,949	3,326,357
Tencent Music Entertainment Group, ADR*	2,593	66,692
Weibo Corp., ADR*	428	23,613

(Cost $3,051,403)		4,655,341

Consumer Discretionary - 22.6%
Alibaba Group Holding Ltd., ADR*	12,827	3,049,747
ANTA Sports Products Ltd.	7,340	112,598
Baozun, Inc., ADR*(a)	315	14,468
Bosideng International Holdings Ltd.(a)	29,027	12,236
Brilliance China Automotive Holdings Ltd.	21,577	19,359
BYD Co. Ltd., Class H	5,318	135,189
China East Education Holdings Ltd., 144A	3,829	8,618
China Education Group Holdings Ltd.	2,497	4,642
China Meidong Auto Holdings Ltd.	3,825	14,546
China Yuhua Education Corp. Ltd., 144A(a)	8,669	7,174
Dongfeng Motor Group Co. Ltd., Class H	18,587	17,108
Fuyao Glass Industry Group Co. Ltd., Class H, 144A	3,459	21,225
Geely Automobile Holdings Ltd.	41,378	134,418
GOME Retail Holdings Ltd.*(a)	38,282	11,252
Great Wall Motor Co. Ltd., Class H	21,174	61,551
GSX Techedu, Inc., ADR*(a)	549	56,465
Guangzhou Automobile Group Co. Ltd., Class H	20,714	19,226
Haidilao International Holding Ltd., 144A	4,869	39,951
Haier Smart Home Co. Ltd., Class H*	14,463	55,001
Huazhu Group Ltd., ADR*(a)	946	55,000
JD Health International, Inc., 144A*	1,400	25,591
JD.com, Inc., ADR*	5,854	549,515
Jiumaojiu International Holdings Ltd., 144A*	4,406	17,295
Li Auto, Inc., ADR*	1,212	30,748
Li Ning Co. Ltd.	14,985	84,223
Meituan, Class B, 144A*	24,399	1,069,394
Minth Group Ltd.	5,159	22,678
New Oriental Education & Technology Group, Inc., ADR*	1,036	184,014
NIO, Inc., ADR*(a)	8,683	397,508
Pinduoduo, Inc., ADR*	2,663	455,799
Shenzhou International Group Holdings Ltd.	5,512	114,470
TAL Education Group, ADR*	2,581	200,131
Tongcheng-Elong Holdings Ltd.*(a)	6,069	14,254
Topsports International Holdings Ltd., 144A	9,514	13,981
Trip.com Group Ltd., ADR*	3,267	128,883
Vipshop Holdings Ltd., ADR*	3,147	117,446
XPeng, Inc., ADR*(a)	1,131	38,578
Yadea Group Holdings Ltd., 144A	6,462	14,061
Yum China Holdings, Inc.	2,721	162,825
Zhongsheng Group Holdings Ltd.	4,306	26,644

(Cost $5,266,376)		7,517,812

Consumer Staples - 1.4%
Anhui Gujing Distillery Co. Ltd., Class B	700	9,285
China Feihe Ltd., 144A	5,835	15,984
China Mengniu Dairy Co. Ltd.*	18,844	102,997
China Resources Beer Holdings Co. Ltd.	9,986	75,307
Dali Foods Group Co. Ltd., 144A	16,753	10,194
Hengan International Group Co. Ltd.	4,991	34,550
RLX Technology, Inc., ADR*(a)	797	13,956
Smoore International Holdings Ltd., 144A*	3,204	26,000
Sun Art Retail Group Ltd.	12,000	10,364
Tingyi Cayman Islands Holding Corp.	15,216	30,560
Tsingtao Brewery Co. Ltd., Class H	3,245	26,626
Uni-President China Holdings Ltd.	10,902	13,098
Vinda International Holdings Ltd.	1,833	5,470
Want Want China Holdings Ltd.	38,556	27,833
Yihai International Holding Ltd.*	3,415	46,752

(Cost $348,677)		448,976

Energy - 0.6%
China Oilfield Services Ltd., Class H	11,636	13,380
China Petroleum & Chemical Corp., Class H	171,517	94,853
China Shenhua Energy Co. Ltd., Class H	21,205	40,292
PetroChina Co. Ltd., Class H	140,205	50,245
Yanzhou Coal Mining Co. Ltd., Class H	9,764	9,050

(Cost $257,129)		207,820

Financials - 7.3%
Agricultural Bank of China Ltd., Class H	195,542	71,085
Bank of China Ltd., Class H	539,578	189,195
Bank of Communications Co. Ltd., Class H	58,424	32,988
China Bohai Bank Co. Ltd., Class H, 144A*	10,000	5,517
China Cinda Asset Management Co. Ltd., Class H	73,008	14,494
China CITIC Bank Corp. Ltd., Class H	64,035	30,212
China Construction Bank Corp., Class H	659,174	529,389
China Everbright Bank Co. Ltd., Class H	23,358	10,117
China Everbright Ltd.	5,684	7,342
China Galaxy Securities Co. Ltd., Class H	27,160	16,771

China Huarong Asset Management Co. Ltd., Class H, 144A	82,025	9,728
China International Capital Corp. Ltd., Class H, 144A*	9,242	21,326
China Life Insurance Co. Ltd., Class H	51,447	108,500
China Merchants Bank Co. Ltd., Class H	26,658	204,643
China Minsheng Banking Corp. Ltd., Class H	40,945	24,438
China Pacific Insurance Group Co. Ltd., Class H	19,556	89,872
China Taiping Insurance Holdings Co. Ltd.	11,029	23,772
Chongqing Rural Commercial Bank Co. Ltd., Class H	8,977	3,958
CITIC Securities Co. Ltd., Class H	15,132	32,615
Far East Horizon Ltd.	16,493	17,732
GF Securities Co. Ltd., Class H	8,429	11,952
Haitong Securities Co. Ltd., Class H	18,806	17,188
Huatai Securities Co. Ltd., Class H, 144A	8,967	13,340
Industrial & Commercial Bank of China Ltd., Class H	417,538	272,354
Lufax Holding Ltd., ADR*(a)	1,146	17,213
New China Life Insurance Co. Ltd., Class H	5,827	22,234
Noah Holdings Ltd., ADR*(a)	262	11,711
People’s Insurance Co. Group of China Ltd., Class H	64,455	20,024
PICC Property & Casualty Co. Ltd., Class H	46,383	35,098
Ping An Insurance Group Co. of China Ltd., Class H	40,352	495,729
Postal Savings Bank of China Co. Ltd., Class H, 144A	66,419	49,403
ZhongAn Online P&C Insurance Co. Ltd., Class H, 144A*(a)	1,144	7,691

(Cost $2,455,287)		2,417,631

Health Care - 3.3%
3SBio, Inc., 144A*	8,688	8,646
AK Medical Holdings Ltd., 144A	1,833	2,698
Alibaba Health Information Technology Ltd.*	27,571	92,409
BeiGene Ltd., ADR*(a)	309	98,880
CanSino Biologics, Inc., Class H, 144A*(a)	465	22,119
China Medical System Holdings Ltd.	8,602	13,440
China Resources Pharmaceutical Group Ltd., 144A	7,288	4,651
China Traditional Chinese Medicine Holdings Co. Ltd.	9,251	5,545
CSPC Pharmaceutical Group Ltd.	62,694	65,463
Genscript Biotech Corp.*	5,427	9,361
Hangzhou Tigermed Consulting Co. Ltd., Class H, 144A*	841	16,457
Hansoh Pharmaceutical Group Co. Ltd., 144A*	7,166	36,489
Hutchison China MediTech Ltd., ADR*	505	14,514
Innovent Biologics, Inc., 144A*	6,957	71,657
Jinxin Fertility Group Ltd., 144A	9,136	20,634
Microport Scientific Corp.	4,960	29,188
Pharmaron Beijing Co. Ltd., Class H, 144A	539	9,213
Ping An Healthcare and Technology Co. Ltd., 144A*(a)	3,563	51,488
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	13,770	23,644
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H(a)	4,072	19,212
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	4,724	8,660
Sino Biopharmaceutical Ltd.	70,962	78,945
Sinopharm Group Co. Ltd., Class H	9,208	21,556
SSY Group Ltd.	12,602	6,709
WuXi AppTec Co. Ltd., Class H, 144A	1,765	36,791
Wuxi Biologics Cayman, Inc., 144A*	21,601	267,459
Zai Lab Ltd., ADR*	465	68,597

(Cost $740,158)		1,104,425

Industrials - 2.0%
51job, Inc., ADR*	190	12,464
Air China Ltd., Class H	16,200	13,365
A-Living Smart City Services Co. Ltd., 144A	3,175	13,302
AviChina Industry & Technology Co. Ltd., Class H	21,688	14,678
Beijing Capital International Airport Co. Ltd., Class H	14,574	11,366
BOC Aviation Ltd., 144A	1,516	14,657
China Communications Services Corp. Ltd., Class H	19,344	9,127
China Conch Venture Holdings Ltd.	11,699	52,030
China Everbright Environment Group Ltd.	29,138	16,678
China Lesso Group Holdings Ltd.	8,254	15,258
China Merchants Port Holdings Co. Ltd.	12,176	17,737
China Railway Group Ltd., Class H	24,836	13,127
China Southern Airlines Co. Ltd., Class H*	7,005	4,786
China State Construction International Holdings Ltd.	16,393	11,306
CITIC Ltd.	39,061	33,082
COSCO SHIPPING Holdings Co. Ltd., Class H*	15,127	16,809
COSCO SHIPPING Ports Ltd.	13,855	10,073
Country Garden Services Holdings Co. Ltd.	10,118	83,215
Ever Sunshine Lifestyle Services Group Ltd.	4,521	11,132
Fosun International Ltd.	17,480	26,229
Greentown Service Group Co. Ltd.	10,210	10,371
Haitian International Holdings Ltd.	5,562	19,108
Jiangsu Expressway Co. Ltd., Class H	10,443	12,129
Shenzhen International Holdings Ltd.	8,455	13,995
Sinotruk Hong Kong Ltd.	4,988	15,914
Weichai Power Co. Ltd., Class H	15,043	44,020

Xinjiang Goldwind Science & Technology Co. Ltd., Class H(a)	3,448	7,378
Zhejiang Expressway Co. Ltd., Class H	13,233	11,549
Zhuzhou CRRC Times Electric Co. Ltd., Class H	2,911	12,665
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	10,284	15,670
ZTO Express Cayman, Inc., ADR	2,850	96,159

(Cost $581,014)		659,379

Information Technology - 3.0%
21Vianet Group, Inc., ADR*	569	20,734
AAC Technologies Holdings, Inc.(a)	5,301	28,564
BYD Electronic International Co. Ltd.	4,068	22,681
China Youzan Ltd.*	94,750	40,551
Daqo New Energy Corp., ADR*	351	36,592
GDS Holdings Ltd., ADR*(a)	564	57,618
Hua Hong Semiconductor Ltd., 144A*	4,104	25,103
Kingboard Holdings Ltd.	4,503	20,781
Kingboard Laminates Holdings Ltd.	7,933	13,540
Kingdee International Software Group Co. Ltd.*	16,986	60,982
Kingsoft Cloud Holdings Ltd., ADR*	377	22,198
Kingsoft Corp. Ltd.	5,523	38,731
Lenovo Group Ltd.	53,688	67,894
Sunny Optical Technology Group Co. Ltd.	4,873	121,867
TravelSky Technology Ltd., Class H	5,856	14,781
Weimob, Inc., 144A*	10,730	31,191
Xiaomi Corp., Class B, 144A*	98,793	322,206
Xinyi Solar Holdings Ltd.	25,665	53,928
ZTE Corp., Class H(a)	5,245	13,374

(Cost $658,691)		1,013,316

Materials - 0.9%
Aluminum Corp. of China Ltd., Class H*	34,989	17,681
Anhui Conch Cement Co. Ltd., Class H	8,938	57,495
China Hongqiao Group Ltd.	14,092	17,476
China Molybdenum Co. Ltd., Class H	13,034	10,081
China National Building Material Co. Ltd., Class H	28,205	42,758
China Resources Cement Holdings Ltd.	19,609	23,357
Jiangxi Copper Co. Ltd., Class H	8,508	20,641
Lee & Man Paper Manufacturing Ltd.	7,636	7,078
Nine Dragons Paper Holdings Ltd.	12,119	19,559
Zhaojin Mining Industry Co. Ltd., Class H	8,961	9,068
Zijin Mining Group Co. Ltd., Class H	38,948	57,739

(Cost $185,799)		282,933

Real Estate - 2.2%
Agile Group Holdings Ltd.	10,244	14,473
China Aoyuan Group Ltd.	6,128	5,806
China Evergrande Group	12,358	25,298
China Jinmao Holdings Group Ltd.	37,423	15,582
China Overseas Land & Investment Ltd.	26,069	66,001
China Overseas Property Holdings Ltd.	4,582	3,018
China Resources Land Ltd.	21,669	102,935
China Vanke Co. Ltd., Class H	9,969	42,280
CIFI Holdings Group Co. Ltd.	23,419	22,189
Country Garden Holdings Co. Ltd.	52,687	65,542
Guangzhou R&F Properties Co. Ltd., Class H	6,538	8,732
Hopson Development Holdings Ltd.	4,000	13,123
Kaisa Group Holdings Ltd.*	19,497	10,104
KE Holdings, Inc., ADR*(a)	646	41,234
KWG Group Holdings Ltd.	10,081	15,283
Logan Group Co. Ltd.	10,602	16,510
Longfor Group Holdings Ltd., 144A	12,106	71,787
Poly Property Services Co. Ltd.(a)	550	3,619
Seazen Group Ltd.*	15,576	18,874
Shenzhen Investment Ltd.	24,166	8,692
Shimao Group Holdings Ltd.	8,644	28,470
Sunac China Holdings Ltd.	17,703	75,766
Wharf Holdings Ltd.	10,821	25,527
Yuexiu Property Co. Ltd.	58,049	12,871
Zhenro Properties Group Ltd.(a)	8,966	5,895

(Cost $685,373)		719,611

Utilities - 1.1%
Beijing Enterprises Holdings Ltd.	4,208	14,565
Beijing Enterprises Water Group Ltd.*	42,615	16,865
CGN Power Co. Ltd., Class H, 144A	57,533	12,683
China Gas Holdings Ltd.	17,559	70,735
China Longyuan Power Group Corp. Ltd., Class H	21,689	32,265
China Power International Development Ltd.	29,895	6,397
China Resources Gas Group Ltd.	6,635	33,144
China Resources Power Holdings Co. Ltd.	15,051	17,520
ENN Energy Holdings Ltd.	5,398	82,737
Guangdong Investment Ltd.	21,230	37,986
Huaneng Power International, Inc., Class H	28,150	9,617
Kunlun Energy Co. Ltd.	26,992	24,809

(Cost $329,164)		359,323

TOTAL COMMON STOCKS (Cost $14,559,071)		19,386,567

RIGHTS - 0.0%
Financials - 0.0%
Zhengqi Financial Holding Corp.*(b)
(Cost $0)	2,516	0

EXCHANGE-TRADED FUNDS - 41.5%
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF(a)(c)	42,478	1,516,346
Xtrackers MSCI China A Inclusion Equity ETF(a)(c)	402,961	12,277,536

TOTAL EXCHANGE-TRADED FUNDS (Cost $10,754,685)		13,793,882

SECURITIES LENDING COLLATERAL — 3.7%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01%(d)(e)
(Cost $1,202,609)	1,202,609	1,202,609

CASH EQUIVALENTS - 0.0%
DWS Government Money Market Series “Institutional Shares”, 0.04% (d)
(Cost $15,134)	15,134	15,134

TOTAL INVESTMENTS - 103.6% (Cost $26,531,499)		$34,398,192
Other assets and liabilities, net - (3.6%)		(1,188,216)

NET ASSETS - 100.0%		$33,209,976

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2021 is as follows:

Value ($) at 5/31/2020	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2021	Value ($) at 2/28/2021
EXCHANGE-TRADED FUNDS — 41.5%
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (a)(c)
1,059,284	381,270	(232,226)	(17,464)	325,482	6,076	—	42,478	1,516,346
Xtrackers MSCI China A Inclusion Equity ETF (a)(c)
6,733,326	2,846,418	(845,552)	167,884	3,375,460	88,221	—	402,961	12,277,536
SECURITIES LENDING COLLATERAL — 3.7%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01% (d)(e)
1,797,929	—	(595,320)(f)	—	—	298	—	1,202,609	1,202,609
CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series “Institutional Shares”, 0.04% (d)
11,737	2,923,355	(2,919,958)	—	—	10	—	15,134	15,134

9,602,276	6,151,043	(4,593,056)	150,420	3,700,942	94,605	—	1,663,182	15,011,625

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2021 amounted to $2,047,523, which is 6.2% of net assets.

(b)	Investment was valued using significant unobservable inputs.
(c)	Affiliated fund advised by DBX Advisors LLC.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $939,970.

(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 28, 2021.

ADR:	American Depositary Receipt
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2021 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(g)	$19,386,567	$—	$—	$19,386,567
Rights	—	—	0	0
Exchange-Traded Funds	13,793,882	—	—	13,793,882
Short-Term Investments(g)	1,217,743	—	—	1,217,743

TOTAL	$34,398,192	$—	$0	$34,398,192

(g)	See Schedule of Investments for additional detailed categorizations.